Liquidity and Going Concern	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern

2. Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future.

The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements, including obtaining bank borrowings.

Historically, the Group relied on external bank loans and financing from Pre-listing Investors to fund its working capital and capital expenditure requirements and to meet its obligations and commitments when they become due.

On July 24, 2021, the Double Reduction Opinions on Further Alleviating the Burden of Homework and After-School Training for Students in Compulsory Education was issued by the General Office of the Central Committee of the Communist Party of China and the General Office of the State Council of the PRC, or the Double Reduction Opinions, which regulates institutions offering after-school training services on academic subjects. Uncertainties exist in relation to the Double Reduction Opinions of After-school Training Institutions in the PRC, which may materially and adversely affect the Group, results of operations, financial condition and prospects in these certain areas.

As reflected in the accompanying consolidated financial statements, during the six months ended June 30, 2022, the Group incurred a net loss of RMB7,253 and had a net operating cash outflow of RMB135,206. As of June 30, 2022, the Group had a net current liabilities of RMB356,472.

The Group had taken actions to manage its costs and to conserve cash, including reducing operating expenses, negotiating rent concessions for certain leased properties and closing underperforming learning centers.

The Group has carried out a review of its cash flow forecast for the twelve months ending from the date of issuance of the accompanying consolidated financial statements. Based on such forecast, management believes that adequate sources of liquidity exist to fund the Group’s working capital and capital expenditures requirements, and other liabilities and commitments as they become due. In preparing the cash flow forecast, management has considered historical cash requirements, working capital and capital expenditures plans, existing cash on hand, as well as other key factors, including utilization of credit facilities granted by financial institutions.

The Group’s principal liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. The Group’s ability to fund these needs will depend on its future performance, which will be subject in part to general economic, competitive and other factors beyond its control. These conditions raise substantial doubt as to the Group’s ability to remain a going concern.